Hartford Environmental Opportunities Fund
Hartford Environmental Opportunities Fund Summary Section
INVESTMENT OBJECTIVE.
The Fund seeks long-term capital appreciation.
YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Hartford Funds. For purchases of Class T shares, you may qualify for a sales charge discount if you purchase $250,000 or more in a single transaction. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 88 of the Fund’s statutory prospectus and the “Purchase and Redemption of Shares” section beginning on page 162 of the Fund’s statement of additional information. In addition, descriptions of any financial intermediary specific sales load waivers and/or discounts are reproduced in Appendix A to the statutory prospectus based on information provided by the financial intermediaries. The table and examples below do not reflect any transaction fees that may be charged by financial intermediaries. In addition, the table and examples below do not reflect any commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class R6 or F shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Hartford Environmental Opportunities Fund	Class A		Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.50%		2.50%	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	none	1.00%	none	none	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Hartford Environmental Opportunities Fund		Class A	Class T	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F
Management fees	[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and service (12b-1) fees		0.25%	0.25%	1.00%	none	0.50%	0.25%	none	none	none	none
Total other expenses	[2]	0.83%	0.83%	0.75%	0.72%	0.92%	0.87%	0.82%	0.70%	0.73%	0.70%
Administrative services fee		none	none	none	none	0.20%	0.15%	0.10%	none	none	none
Other expenses		0.83%	0.83%	0.75%	0.72%	0.72%	0.72%	0.72%	0.70%	0.73%	0.70%
Acquired fund fees and expenses		0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[3]	1.71%	1.71%	2.38%	1.35%	2.05%	1.75%	1.45%	1.33%	1.36%	1.33%
Fee waiver and/or expense reimbursement	[4]	0.51%	0.51%	0.43%	0.45%	0.63%	0.63%	0.63%	0.63%	0.60%	0.63%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[4]	1.20%	1.20%	1.95%	0.90%	1.42%	1.12%	0.82%	0.70%	0.76%	0.70%
[1]	"Management fees" have been restated to reflect current fees.
[2]	"Total other expenses" for all classes, except Class T, have been restated to reflect current transfer agency fees. "Total other expenses" for Class T shares are based on estimated amounts.
[3]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. The ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table for the applicable period also does not reflect the restated "Management fees" or the restated "Total other expenses."
[4]	Hartford Funds Management Company, LLC (the "Investment Manager") has contractually agreed to reimburse expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) to the extent necessary to maintain total annual fund operating expenses as follows: 1.19% (Class A), 1.19% (Class T), 1.94% (Class C), 0.89% (Class I), 1.41% (Class R3), 1.11% (Class R4), 0.81% (Class R5), 0.69% (Class R6), 0.75% (Class Y) and 0.69% (Class F). This contractual arrangement will remain in effect until February 28, 2019 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Example.

The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

•                  Your investment has a 5% return each year

•                  The Fund's operating expenses remain the same (except that the examples reflect the expense limitation arrangements for only the first year)

•                  You reinvest all dividends and distributions

•                  You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, for every $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - Hartford Environmental Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	666	1,012	1,382	2,418
Class T	369	727	1,108	2,178
Class C	298	701	1,232	2,683
Class I	92	383	696	1,585
Class R3	145	582	1,045	2,329
Class R4	114	490	890	2,010
Class R5	84	397	732	1,681
Class R6	72	359	668	1,546
Class Y	78	372	687	1,583
Class F	72	359	668	1,546

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Hartford Environmental Opportunities Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	666	1,012	1,382	2,418
Class T	369	727	1,108	2,178
Class C	198	701	1,232	2,683
Class I	92	383	696	1,585
Class R3	145	582	1,045	2,329
Class R4	114	490	890	2,010
Class R5	84	397	732	1,681
Class R6	72	359	668	1,546
Class Y	78	372	687	1,583
Class F	72	359	668	1,546

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its objective by investing in securities of U.S. and foreign issuers, including non-dollar securities and securities of emerging market issuers. The Fund focuses its investments on equity securities and equity related investments. The sub-adviser, Wellington Management Company LLP (“Wellington Management” or the “sub-adviser”), uses fundamental research and analysis to identify companies it believes represent attractive investments and also address environmental challenges and/or seek to improve the efficiency of resource consumption. Under normal circumstances, the Fund invests at least 80% of its assets in companies engaged in low carbon electricity, energy efficiency, low carbon transportation, and/or water and resource management, or otherwise involved in seeking to address environmental challenges and/or improve the efficiency of resource consumption. Although the Fund may invest across different sectors and countries and has no limit on the amount it may invest in any single sector or country, the Fund generally can be expected to emphasize investments in the utilities and industrial sectors. The utilities and industrial sectors tend to include companies that address environmental challenges and/or seek to improve the efficiency of resource consumption. The Fund generally expects to exclude companies that have significant exposure to fossil fuels. The Fund may invest in securities of issuers of any market capitalization, including mid capitalization and small capitalization securities.

PRINCIPAL RISKS.

The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective. For more information regarding risks and investment matters, please see "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends, including adverse changes to credit markets.

Equity Risk −The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions.

Foreign Investments Risk −Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of the Fund's investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund's foreign investments. Certain European countries in which the Fund may invest have recently experienced significant volatility in financial markets and may continue to do so in the future. The impact of the United Kingdom's intended departure from the European Union, commonly known as "Brexit," and the potential departure of one or more other countries from the European Union may have significant political and financial consequences for global markets. This may adversely impact Fund performance.

Emerging Markets Risk −The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, significant delays in settlement of trades, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions. Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, the risks of investing in emerging markets are magnified in frontier markets.

Currency Risk −The risk that the value of the Fund's investments in foreign securities or currencies will be affected by the value of the applicable currency relative to the U.S. dollar. When the Fund sells a foreign currency or foreign currency denominated security, its value may be worth less in U.S. dollars even if the investment increases in value in its local market. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be affected by changes in the issuer's local currency.

Sustainable and Responsible Investing Risk −The application of the Fund's sustainability and environmentally responsible investment criteria may affect the Fund's exposure to certain sectors or types of investments and may impact the Fund's relative investment performance depending on whether such sectors or investments are in or out of favor with the market. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies, as well as on political support for certain environmental initiatives and developments affecting companies focused on sustainable energy solutions generally. In addition, under certain market conditions, the Fund may underperform funds that invest in a broader array of investments. The Fund's exclusion of investments in companies with significant fossil fuel exposure, in particular, may adversely affect the Fund's relative performance at times when such investments are performing well.

Sector Risk −The Fund's investments may be focused in securities of companies in the utilities and industrials sectors of the securities markets, which may cause the Fund's performance to be sensitive to developments affecting those sectors generally or companies in those sectors.

Mid Cap and Small Cap Securities Risk −Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies. Many of these companies are young and have limited operating or business history. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks, including the risk of bankruptcy.

Investment Strategy Risk −The risk that, if the sub-adviser's investment strategy does not perform as expected, the Fund could underperform its peers or lose money. There is no guarantee that the Fund's investment objective will be achieved.

Volatility Risk −The Fund's investments may fluctuate in value over a short period of time. This may cause the Fund's net asset value per share to experience significant changes in value over short periods of time.

Securities Lending Risk −The Fund may seek to earn additional income by engaging in securities lending. The Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

The Fund is subject to certain other risks, which are discussed in "Additional Information Regarding Investment Strategies and Risks" and "More Information About Risks" in the Fund's statutory prospectus.

PAST PERFORMANCE.

The performance information below indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at www.hartfordfunds.com. The returns:

•    Assume reinvestment of all dividends and distributions

•    Would be lower if the Fund's operating expenses had not been limited.

The bar chart:

•    Shows the Fund's total return for the first full calendar year of operations

•    Does not include the effect of sales charges. If sales charges were reflected in the bar chart, returns would have been lower

•    Shows the returns of the Fund's Class A shares. Because all of the Fund's shares are invested in the same portfolio of securities, returns for the Fund's other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the period shown in the bar chart were: Highest 6.51% (1st quarter, 2017) Lowest 2.41% (4th quarter, 2017)
Average Annual Total Returns.
The table below shows returns for the Fund over time compared to those of a broad-based market index. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

As of December 31, 2017, Class T shares had not commenced operations and performance is that of the Fund’s Class A shares (adjusted to reflect the Class T sales charge). Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund's Class I shares. To the extent a share class has adopted the prior performance of another share class that had different operating expenses, such performance has not been adjusted to reflect the different operating expenses. If the performance were adjusted, it may have been higher or lower.

Average annual total returns for periods ending December 31, 2017 (including sales charges)
Average Annual Total Returns - Hartford Environmental Opportunities Fund	Average Annual Returns, Label	1 Year	Since Inception	Inception Date
Class A	Class A − Return Before Taxes	14.98%	16.68%	Feb. 29, 2016
Class A | After Taxes on Distributions	Class A − After Taxes on Distributions	12.50%	14.74%	Feb. 29, 2016
Class A | After Taxes on Distributions and Sales	Class A − After Taxes on Distributions and Sale of Fund Shares	10.14%	12.58%	Feb. 29, 2016
Class T	Class T − Return Before Taxes	18.63%	18.68%	Feb. 29, 2016
Class C	Class C − Return Before Taxes	20.56%	19.87%	Feb. 29, 2016
Class I	Class I − Return Before Taxes	21.88%	20.61%	Feb. 29, 2016
Class R3	Class R3 − Return Before Taxes	21.69%	20.11%	Feb. 29, 2016
Class R4	Class R4 − Return Before Taxes	21.79%	20.31%	Feb. 29, 2016
Class R5	Class R5 − Return Before Taxes	21.79%	20.53%	Feb. 29, 2016
Class R6	Class R6 − Return Before Taxes	21.89%	20.64%	Feb. 29, 2016
Class Y	Class Y − Return Before Taxes	21.86%	20.62%	Feb. 29, 2016
Class F	Class F − Return Before Taxes	21.93%	20.64%	Feb. 29, 2016
MSCI All Country World Index (Net)	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)	23.97%	21.61%	Feb. 29, 2016